Accounts Receivable - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 159,233		¥ 179,967
Less: allowance for doubtful accounts	(2,153)		(1,673)
Accounts receivable, net	¥ 157,080	$ 21,520	¥ 178,294